Basis of Presentation and General Information - Vessels in Operation (Table) (Details)	12 Months Ended
	Dec. 31, 2018
Goliath
Vessel
DWT	209,537
Delivery Date	July 15, 2015
Year Built	2015
Gargantua
Vessel
DWT	209,529
Delivery Date	April 2, 2015
Year Built	2015
Star Poseidon
Vessel
DWT	209,475
Delivery Date	February 26, 2016
Year Built	2016
Maharaj
Vessel
DWT	209,472
Delivery Date	July 15, 2015
Year Built	2015
Star Leo
Vessel
DWT	207,939	[1]
Delivery Date	May 14, 2018	[1]
Year Built	2018	[1]
ABOY Laetitia
Vessel
DWT	207,896	[1]
Delivery Date	August 3, 2018	[1]
Year Built	2017	[1]
Star Ariadne
Vessel
DWT	207,812	[1]
Delivery Date	March 28, 2017	[1]
Year Built	2017	[1]
Star Virgo
Vessel
DWT	207,810	[1]
Delivery Date	March 1, 2017	[1]
Year Built	2017	[1]
Star Libra
Vessel
DWT	207,765	[1]
Delivery Date	June 6, 2016	[1]
Year Built	2016	[1]
ABOY Sienna
Vessel
DWT	207,721	[1]
Delivery Date	August 3, 2018	[1]
Year Built	2017	[1]
Star Marisa
Vessel
DWT	207,709	[1]
Delivery Date	March 11, 2016	[1]
Year Built	2016	[1]
ABOY Karlie
Vessel
DWT	207,566	[1]
Delivery Date	August 3, 2018	[1]
Year Built	2016	[1]
Star Eleni
Vessel
DWT	207,555	[1]
Delivery Date	January 3, 2018	[1]
Year Built	2018	[1]
Star Magnanimus
Vessel
DWT	207,490	[1]
Delivery Date	March 26, 2018	[1]
Year Built	2018	[1]
Leviathan
Vessel
DWT	182,511
Delivery Date	September 19, 2014
Year Built	2014
Peloreus
Vessel
DWT	182,496
Delivery Date	July 22, 2014
Year Built	2014
Star Claudine
Vessel
DWT	181,258	[1]
Delivery Date	July 6, 2018	[1]
Year Built	2011	[1]
Star Ophelia
Vessel
DWT	180,716	[1]
Delivery Date	July 6, 2018	[1]
Year Built	2010	[1]
Star Martha
Vessel
DWT	180,274
Delivery Date	October 31, 2014
Year Built	2010
Star Pauline
Vessel
DWT	180,233
Delivery Date	December 29, 2014
Year Built	2008
PantagrueI
Vessel
DWT	180,181
Delivery Date	July 11, 2014
Year Built	2004
Star Borealis
Vessel
DWT	179,678
Delivery Date	September 9, 2011
Year Built	2011
Star Polaris
Vessel
DWT	179,546
Delivery Date	November 14, 2011
Year Built	2011
Star Lyra
Vessel
DWT	179,147	[1]
Delivery Date	July 6, 2018	[1]
Year Built	2009	[1]
Star Angie
Vessel
DWT	177,931
Delivery Date	October 29, 2014
Year Built	2007
Big Fish
Vessel
DWT	177,662
Delivery Date	July 11, 2014
Year Built	2004
Kymopolia
Vessel
DWT	176,990
Delivery Date	July 11, 2014
Year Built	2006
Star Triumph
Vessel
DWT	176,343
Delivery Date	December 8, 2017
Year Built	2004
ABY Scarlett
Vessel
DWT	175,800
Delivery Date	August 3, 2018
Year Built	2014
Star Audrey
Vessel
DWT	175,125
Delivery Date	August 3, 2018
Year Built	2011
Big Bang
Vessel
DWT	174,109
Delivery Date	July 11, 2014
Year Built	2007
Star Aurora (Note 5)
Vessel
DWT	171,199
Delivery Date	September 8, 2010
Year Built	2000
Paola (tbr Star Paola)
Vessel
DWT	115,259
Delivery Date	August 3, 2018
Year Built	2011
ABML Eva (tbr Star Eva)
Vessel
DWT	106,659
Delivery Date	August 3, 2018
Year Built	2012
Amami
Vessel
DWT	98,681
Delivery Date	July 11, 2014
Year Built	2011
Madredeus
Vessel
DWT	98,681
Delivery Date	July 11, 2014
Year Built	2011
Star Sirius
Vessel
DWT	98,681
Delivery Date	March 7, 2014
Year Built	2011
Star Vega
Vessel
DWT	98,681
Delivery Date	February 13, 2014
Year Built	2011
Star Aphrodite
Vessel
DWT	92,006
Delivery Date	August 3, 2018
Year Built	2011
Star Piera
Vessel
DWT	91,952
Delivery Date	August 3, 2018
Year Built	2010
Star Despoina
Vessel
DWT	91,945
Delivery Date	August 3, 2018
Year Built	2010
Star Electra
Vessel
DWT	83,494	[1]
Delivery Date	July 6, 2018	[1]
Year Built	2011	[1]
Star Angelina
Vessel
DWT	82,981
Delivery Date	December 5, 2014
Year Built	2006
Star Luna
Vessel
DWT	82,687	[1]
Delivery Date	July 6, 2018	[1]
Year Built	2008	[1]
ABY Jeannette (tbr Star Jeanette)
Vessel
DWT	82,567
Delivery Date	August 3, 2018
Year Built	2014
Star Gwyneth
Vessel
DWT	82,790
Delivery Date	December 5, 2014
Year Built	2006
Star Kamila
Vessel
DWT	82,769
Delivery Date	September 3, 2014
Year Built	2005
Star Bianca
Vessel
DWT	82,672	[1]
Delivery Date	July 6, 2018	[1]
Year Built	2008	[1]
Pendulum
Vessel
DWT	82,619
Delivery Date	July 11, 2014
Year Built	2006
Star Maria
Vessel
DWT	82,598
Delivery Date	November 5, 2014
Year Built	2007
Star Markella
Vessel
DWT	82,594
Delivery Date	September 29, 2014
Year Built	2007
Star Danai
Vessel
DWT	82,574
Delivery Date	October 21, 2014
Year Built	2006
Star Georgia
Vessel
DWT	82,298
Delivery Date	October 14, 2014
Year Built	2006
Star Sophia
Vessel
DWT	82,269
Delivery Date	October 31, 2014
Year Built	2007
Star Mariella
Vessel
DWT	82,266
Delivery Date	September 19, 2014
Year Built	2006
Star Moira
Vessel
DWT	82,257
Delivery Date	November 19, 2014
Year Built	2006
Star Nina
Vessel
DWT	82,224
Delivery Date	January 5, 2015
Year Built	2006
Star Renee
Vessel
DWT	82,221
Delivery Date	December 18, 2014
Year Built	2006
Star Nasia
Vessel
DWT	82,220
Delivery Date	August 29, 2014
Year Built	2006
Star Laura
Vessel
DWT	82,209
Delivery Date	December 8, 2014
Year Built	2006
Star Jennifer
Vessel
DWT	82,209
Delivery Date	April 15, 2015
Year Built	2006
Star Mona
Vessel
DWT	82,188	[1]
Delivery Date	July 6, 2018	[1]
Year Built	2012	[1]
Star Helena
Vessel
DWT	82,187
Delivery Date	December 29, 2014
Year Built	2006
Star Astrid
Vessel
DWT	82,158	[1]
Delivery Date	July 6, 2018	[1]
Year Built	2012	[1]
ABY Asia (tbr Star Alessia)
Vessel
DWT	81,944	[1]
Delivery Date	August 3, 2018	[1]
Year Built	2017	[1]
Star Calypso
Vessel
DWT	81,918	[1]
Delivery Date	July 6, 2018	[1]
Year Built	2014	[1]
Star Charis
Vessel
DWT	81,711
Delivery Date	March 22, 2017
Year Built	2013
Star Suzanna
Vessel
DWT	81,711
Delivery Date	May 15, 2017
Year Built	2013
Mercurial Virgo
Vessel
DWT	81,545
Delivery Date	July 11, 2014
Year Built	2013
Stardust
Vessel
DWT	81,502	[1]
Delivery Date	July 6, 2018	[1]
Year Built	2011	[1]
Songa Sky (tbr Star Sky)
Vessel
DWT	81,466	[1]
Delivery Date	July 6, 2018	[1]
Year Built	2010	[1]
Star Lydia
Vessel
DWT	81,187
Delivery Date	August 3, 2018
Year Built	2013
Star Nicole
Vessel
DWT	81,120
Delivery Date	August 3, 2018
Year Built	2013
ABY Virginia (tbr Star Virginia)
Vessel
DWT	81,061
Delivery Date	August 3, 2018
Year Built	2015
Star Genesis
Vessel
DWT	80,705	[1]
Delivery Date	July 6, 2018	[1]
Year Built	2010	[1]
Star Flame
Vessel
DWT	80,448	[1]
Delivery Date	July 6, 2018	[1]
Year Built	2011	[1]
Star Iris
Vessel
DWT	76,466
Delivery Date	September 8, 2014
Year Built	2004
Star Emily
Vessel
DWT	76,417
Delivery Date	September 16, 2014
Year Built	2004
Idee Fixe
Vessel
DWT	63,458	[1]
Delivery Date	March 25, 2015	[1]
Year Built	2015	[1]
Roberta
Vessel
DWT	63,426	[1]
Delivery Date	March 31, 2015	[1]
Year Built	2015	[1]
Laura
Vessel
DWT	63,399	[1]
Delivery Date	April 7, 2015	[1]
Year Built	2015	[1]
Kaley
Vessel
DWT	63,283	[1]
Delivery Date	June 26, 2015	[1]
Year Built	2015	[1]
Kennadi
Vessel
DWT	63,262
Delivery Date	January 8, 2016
Year Built	2016
Mackenzie
Vessel
DWT	63,226
Delivery Date	March 2, 2016
Year Built	2016
Star Anna
Vessel
DWT	63,038
Delivery Date	November 16, 2018
Year Built	2015
Star Wave
Vessel
DWT	61,491	[1]
Delivery Date	July 6, 2018	[1]
Year Built	2017	[1]
Star Challenger
Vessel
DWT	61,462
Delivery Date	December 12, 2013
Year Built	2012
Star Fighter
Vessel
DWT	61,455	[1]
Delivery Date	December 30, 2013	[1]
Year Built	2013	[1]
Star Lutas
Vessel
DWT	61,347
Delivery Date	January 6, 2016
Year Built	2016
Honey Badger
Vessel
DWT	61,320
Delivery Date	February 27, 2015
Year Built	2015
Wolverine
Vessel
DWT	61,292
Delivery Date	February 27, 2015
Year Built	2015
Star Antares
Vessel
DWT	61,258
Delivery Date	October 9, 2015
Year Built	2015
Star Aquarius
Vessel
DWT	60,916
Delivery Date	July 22, 2015
Year Built	2015
Star Pisces
Vessel
DWT	60,916
Delivery Date	August 7, 2015
Year Built	2015
ABY Monica (tbr Star Monica)
Vessel
DWT	60,935
Delivery Date	August 3, 2018
Year Built	2015
Songa Glory (tbr Star Glory)
Vessel
DWT	58,680	[1]
Delivery Date	July 6, 2018	[1]
Year Built	2012	[1]
Diva
Vessel
DWT	56,582
Delivery Date	July 24, 2017
Year Built	2011
Strange Attractor
Vessel
DWT	55,742
Delivery Date	July 11, 2014
Year Built	2006
Star Bright
Vessel
DWT	55,783
Delivery Date	October 10, 2018
Year Built	2010
Star Omicron
Vessel
DWT	53,489
Delivery Date	April 17, 2008
Year Built	2005
Star Gamma
Vessel
DWT	53,098
Delivery Date	January 4, 2008
Year Built	2002
Star Zeta
Vessel
DWT	52,994
Delivery Date	January 2, 2008
Year Built	2003
Star Delta (Note 5)
Vessel
DWT	52,434
Delivery Date	January 2, 2008
Year Built	2000
Star Theta
Vessel
DWT	52,425
Delivery Date	December 6, 2007
Year Built	2003
Star Epsilon
Vessel
DWT	52,402
Delivery Date	December 3, 2007
Year Built	2001
Star Cosmo
Vessel
DWT	52,247
Delivery Date	July 1, 2008
Year Built	2005
Star Kappa (Note 5)
Vessel
DWT	52,055
Delivery Date	December 14, 2007
Year Built	2001
Vessels in operation
Vessel
DWT	11,748,687

[1]	Subject to a bareboat charter with purchase obligation at the expiration of the bareboat term (Note 5)